TRADE RECEIVABLES, NET (Details) - USD ($)									12 Months Ended
	Jun. 25, 2025	Jun. 05, 2025	Jun. 02, 2025	Jun. 19, 2024	Apr. 01, 2023	Mar. 21, 2023	Feb. 22, 2023	Nov. 22, 2022	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Jul. 05, 2023
TRADE RECEIVABLES, NET (Details) [Line Items]
Percentage of trade receivable								90.00%
Percentage of discount charge fee				7.70%	7.00%	7.00%	7.00%
Percentage of service fee					0.35%	0.35%	0.35%
Additional increase		$ 250,000
Furthuer increased	$ 1,500,000		$ 400,000
Further decreased		$ 250,000
Recourse liability									$ 4,423,508	$ 2,397,078
Fee amount									578,286	312,768	$ 218,749
Bottom of range [Member]
TRADE RECEIVABLES, NET (Details) [Line Items]
Limited funds								$ 1,300,000				$ 250,000
Top of range [Member]
TRADE RECEIVABLES, NET (Details) [Line Items]
Limited funds								$ 1,750,000
YY Circle (SG) Pte Ltd [Member]
TRADE RECEIVABLES, NET (Details) [Line Items]
Percentage of trade receivable								80.00%
Limited funds							$ 500,000
YY Circle (SG) Pte Ltd [Member] | Bottom of range [Member]
TRADE RECEIVABLES, NET (Details) [Line Items]
Limited funds												250,000
YY Circle (SG) Pte Ltd [Member] | Top of range [Member]
TRADE RECEIVABLES, NET (Details) [Line Items]
Limited funds							$ 500,000					$ 500,000
Trade Receivables [Member]
TRADE RECEIVABLES, NET (Details) [Line Items]
Recourse liability									$ 4,423,508	$ 2,397,078
Trade Receivables [Member] | Bottom of range [Member]
TRADE RECEIVABLES, NET (Details) [Line Items]
Percentage of trade receivable								75.00%
Limited funds								$ 1,200,000
Trade Receivables [Member] | Top of range [Member]
TRADE RECEIVABLES, NET (Details) [Line Items]
Percentage of trade receivable								85.00%
Limited funds								$ 1,750,000